Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2018
Statements of Financial Position:
Noncurrent assets	₱ 539,396	₱ 542,833
Current assets	70,123	81,329
Noncurrent liabilities	302,460	263,199
Current liabilities	196,673	247,002
Equity	110,386	113,961	₱ 127,465	₱ 119,665
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,690	33,624
Carrying value of investments in associates	16,618	17,922			₱ 1,664
Additional Information:
Cash and cash equivalents	16,177	25,211	₱ 23,907	₱ 40,237
Noncurrent financial liabilities	233,845	203,459
PG1 [Member]
Statements of Financial Position:
Noncurrent assets	3,103	3,283
Current assets	155	123
Noncurrent liabilities	3,152	3,146
Current liabilities	1,210	847
Equity	1,104	587
VTI, Bow Arken and Brightshare [Member]
Statements of Financial Position:
Noncurrent assets	78,046	77,543
Current assets	4,375	4,617
Noncurrent liabilities	9,186	9,264
Current liabilities	2,174	2,260
Equity	71,061	70,636
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,649	33,584
Additional Information:
Cash and cash equivalents	2,387	2,733
Current financial liabilities	72	142
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	22,153	21,910
Current assets	7,974	8,612
Noncurrent liabilities	1,682	2,418
Current liabilities	12,976	11,706
Equity	15,469	16,398
Carrying value of investments in associates	9,260	9,855
Additional Information:
Cash and cash equivalents	797	688
Current financial liabilities	2,635	986
Noncurrent financial liabilities	469	1,148
MIH [Member]
Statements of Financial Position:
Noncurrent assets	4,309	3,514
Current assets	17,942	18,599
Noncurrent liabilities	190	252
Current liabilities	13,446	10,850
Equity	8,615	11,011
Carrying value of investments in associates	7,250	7,959
Additional Information:
Cash and cash equivalents	6,682	6,410
Current financial liabilities	₱ 13,317	₱ 10,740